MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Schedule of Marketable Securities
The following is a summary of the Company's investment in marketable securities:

	December 31, 2012				December 31, 2011
	Amortized	Gross unrealized	Gross unrealized	Fair	Amortized	Gross unrealized	Gross unrealized	Fair
	cost	Gains	Losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$4,804	$1,076	$(41)	$5,839	$9,146	$1,087	$(117)	$10,116
Corporate debentures	-	-	-	-	559	1	-	560

	$4,804	$1,076	$(41)	$5,839	$9,705	$1,088	$(117)	$10,676